CAPITAL LEASE OBLIGATIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accumulated depreciation	$ (389,852)	$ (332,918)
Property plant and equipment, Net	189,361	165,591
Assets Held Under Capital Leases [Member]
Property plant and equipment, gross	139,737	139,737
Accumulated depreciation	(125,058)	(97,110)
Property plant and equipment, Net	14,679	42,627
Assets Held Under Capital Leases [Member] | Equipment [Member]
Useful Life (Years)	5 years
Property plant and equipment, gross	60,523	60,523
Assets Held Under Capital Leases [Member] | Software [Member]
Useful Life (Years)	5 years
Property plant and equipment, gross	$ 79,214	$ 79,214